A T B C | Fidelity Advisor Intermediate Bond Fund
Fund Summary Fund/Class: Fidelity Advisor® Intermediate Bond Fund/A, T, B, C
Investment Objective
The fund seeks to provide a high rate of income.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Intermediate Bond Fund	Fidelity Advisor Intermediate Bond Fund - Class A		Fidelity Advisor Intermediate Bond Fund - Class T		Fidelity Advisor Intermediate Bond Fund - Class B		Fidelity Advisor Intermediate Bond Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%		2.75%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[2]	3.00%	[3]	1.00%	[4]
[1]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.
[2]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[3]	Declines over 3 years from 3.00% to 0%.
[4]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Intermediate Bond Fund	Fidelity Advisor Intermediate Bond Fund - Class A	Fidelity Advisor Intermediate Bond Fund - Class T	Fidelity Advisor Intermediate Bond Fund - Class B	Fidelity Advisor Intermediate Bond Fund - Class C
Management fee	0.32%	0.32%	0.32%	0.32%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.26%	0.23%	0.33%	0.24%
Total annual operating expenses	0.83%	0.80%	1.55%	1.56%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Intermediate Bond Fund (USD $)	Fidelity Advisor Intermediate Bond Fund - Class A	Fidelity Advisor Intermediate Bond Fund - Class T	Fidelity Advisor Intermediate Bond Fund - Class B	Fidelity Advisor Intermediate Bond Fund - Class C
1 year	357	354	458	259
3 years	533	523	590	493
5 years	723	707	761	850
10 years	1,272	1,238	1,311	1,856

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Intermediate Bond Fund (USD $)	Fidelity Advisor Intermediate Bond Fund - Class A	Fidelity Advisor Intermediate Bond Fund - Class T	Fidelity Advisor Intermediate Bond Fund - Class B	Fidelity Advisor Intermediate Bond Fund - Class C
1 year	357	354	158	159
3 years	533	523	490	493
5 years	723	707	761	850
10 years	1,272	1,238	1,311	1,856

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. Intermediate Government/Credit Bond Index.
  Normally maintaining a dollar-weighted average maturity between three and 10 years.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund’s risk exposure.
  Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	6.93%	June 30, 2009
Lowest Quarter Return	-3.66%	December 31, 2008
Year-to-Date Return	4.95%	September 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Intermediate Bond Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Fidelity Advisor Intermediate Bond Fund - Class A	4.77%	4.10%	4.78%
Return Before Taxes Fidelity Advisor Intermediate Bond Fund - Class T	4.70%	4.08%	4.72%
Return Before Taxes Fidelity Advisor Intermediate Bond Fund - Class B	3.88%	4.09%	4.74%
Return Before Taxes Fidelity Advisor Intermediate Bond Fund - Class C	5.88%	3.88%	4.22%
Return After Taxes on Distributions Fidelity Advisor Intermediate Bond Fund - Class A	3.60%	2.62%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Intermediate Bond Fund - Class A	3.09%	2.61%	3.14%
Barclays Capital® U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	5.89%	5.53%	5.51%